Inventories	9 Months Ended
Sep. 30, 2022
Inventory [Abstract]
Disclosure of inventories [text block]	Inventory
Inventory as of September 30, 2022 and December 31, 2021 consisted of the following:

(in KUSD)	As of September 30, 2022	As of December 31, 2021
Work in process	15,407	10,562
Finished goods (1)	338	560
Total inventory	15,745	11,122

(1) Subsequent to December 31, 2021, the Company's inventory is no longer held on consignment by the third-party logistics and distribution provider. Finished goods includes KUSD 3 relating to ZYNLONTA held on consignment by the Company’s third-party logistics and distribution provider as of December 31, 2021.
For the nine months ended September 30, 2021, the Company recognized a gain from reversal of previously recorded impairment charges of KUSD 7,049 as a result of receiving FDA approval of ZYNLONTA in April 2021. The reversal of previously recorded impairment charges is based on the existence of inventory on hand and estimated demand, as well as expiration dating. For the nine months ended September 30, 2022, the Company designated certain capitalized pre-approval ZYNLONTA inventory for R&D use and recorded a charge to R&D expenses, which was partially offset by a reversal of previously recorded impairment charges. The Company recorded an expense to R&D in the Company’s unaudited condensed consolidated interim statement of operations for the three and nine months ended September 30, 2022, of nil and KUSD 75 respectively.